Capital Stock - Summary of Stock Options Issued Under Stock Option Plans (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2015 $ / shares shares
Equity [Abstract]
Outstanding, beginning of year, Shares | shares	6,445
Granted, Shares | shares	0
Exercised, Shares | shares	(280)
Forfeited or expired, Shares | shares	(1,234)
Outstanding, end of year, Shares | shares	4,931
Expected to vest, Shares | shares	566
Exercisable, end of year, Shares | shares	4,311
Outstanding, beginning of year, Weighted Average exercise Price | $ / shares	$ 90.34
Granted, Weighted Average Exercise Price | $ / shares	0
Exercised, Weighted Average Exercise Price | $ / shares	56.72
Forfeited or expired, Weighted Average Exercise Price | $ / shares	93.28
Outstanding, end of year, Weighted Average Exercise Price | $ / shares	91.52
Expected to vest, Weighted Average Exercise Price | $ / shares	81.77
Exercisable, end of year, Weighted Average Exercise Price | $ / shares	$ 92.92